Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					2 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Continuous Equity Offering Program [Member]	Mar. 23, 2010 Continuous Equity Offering Program [Member]	Feb. 18, 2011 Public Offering [Member]
Stockholder's Equity [Line Items]
Common stock, shares issued	245,943,100	222,946,676				21,900,000
Common stock offering price per share						$ 5.35
Common stock, shares outstanding	245,943,100	222,946,676
Common stock, shares authorized	350,000,000	350,000,000			20
Common stock issued through offering				12,600,000
Preferred stock, shares authorized	50,000,000	50,000,000
Shares issued for vested restricted stock and phantoms shares and options exercised	200,000	100,000
Net proceeds from issuance of common stock in a public offering	$ 111,931	$ 61,303	$ 117,777			$ 111,900
Common stock issued on redemption of OP Units	900,000	2,200,000